Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 33,412	$ 21,626	$ 43,692
Restricted cash equivalents		460	230
Accounts receivable, net of allowances	2,789	2,060	3,575
Prepaid expenses and other current assets			1,452
Debt issuance cost	122	1,132
Total current assets	42,365	27,471	48,949
Prepaid expenses	3,774	1,276
Contract assets	1,407	54
Other current assets	861	863
Restricted cash equivalents, non-current	230	736	1,060
Right-of-use assets	8,833	10,291
Property and equipment, net	4,146	6,155	10,435
Deferred tax asset	2,169	2,169	2,282
Debt issuance cost	204
Deferred offering costs		1,264
Contract assets, non-current	4,823
Other assets	1,071	1,117	911
Total assets	63,841	49,203	63,637
Current liabilities:
Accounts payable	2,894	3,760	3,336
Accrued liabilities	7,242	7,298	3,411
Capital lease obligation, current portion			2,331
Operating lease liabilities	3,281	3,281
Finance lease liabilities	179	1,301
Income tax liability	2,858	2,737	2,953
Deferred rent, current portion			414
Deferred revenue	5,312	6,042	12,078
Convertible note		29,868
Derivative liability		3,488
Notes payable	16,533	29,964
Total current liabilities	38,299	87,739	24,523
Capital lease obligation, net of current portion			1,252
Operating lease liabilities, net of current portion	6,236	8,611
Financing lease liabilities, net of current portion	168	292
Deferred rent, net of current portion			1,511
Deferred revenue, net of current portion	8,874	14,959	19,204
Notes payable, net of current portion	22,508
Derivative and warrant liability			4,384
Convertible notes, net of current portion			13,058
Other liabilities	2,133	1,336	2,371
Total liabilities	78,218	112,937	66,303
Commitments and contingencies
Legacy SoundHound redeemable convertible preferred stock, value		279,503	273,687
Stockholders’ deficit:
Class A Common Stock, $0.0001 par value; 455,000,000 shares authorized; 157,296,065 and 0 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	16
Class B Common Stock, $0.0001 par value; 44,000,000 shares authorized; 40,396,600 and 0 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	4
Legacy SoundHound Common Stock, value		1	1
Additional paid-in capital	457,025	43,491	30,836
Accumulated other comprehensive loss			(1)
Accumulated deficit	(471,422)	(386,729)	(307,189)
Total stockholders’ deficit	(14,377)	(343,237)	(276,353)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	$ 63,841	49,203	$ 63,637
Previously Reported
Current assets:
Cash and cash equivalents		21,626
Restricted cash equivalents		460
Accounts receivable, net of allowances		2,060
Prepaid expenses and other current assets		2,193
Debt issuance cost		1,132
Total current assets		27,471
Restricted cash equivalents, non-current		736
Right-of-use assets		10,291
Property and equipment, net		6,155
Deferred tax asset		2,169
Other assets		2,381
Total assets		49,203
Current liabilities:
Accounts payable		3,760
Accrued liabilities		7,298
Capital lease obligation, current portion
Operating lease liabilities		3,281
Finance lease liabilities		1,301
Income tax liability		2,737
Deferred rent, current portion
Deferred revenue		6,042
Convertible note		29,868
Derivative liability		3,488
Notes payable		29,964
Total current liabilities		87,739
Capital lease obligation, net of current portion
Operating lease liabilities, net of current portion		8,611
Financing lease liabilities, net of current portion		292
Deferred rent, net of current portion
Deferred revenue, net of current portion		14,959
Derivative and warrant liability
Convertible notes, net of current portion
Other liabilities		1,336
Total liabilities		112,937
Commitments and contingencies
Legacy SoundHound redeemable convertible preferred stock, value		279,503
Stockholders’ deficit:
Legacy SoundHound Common Stock, value		1
Additional paid-in capital		43,491
Accumulated other comprehensive loss
Accumulated deficit		(386,729)
Total stockholders’ deficit		(343,237)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit		$ 49,203